Share-Based Compensation - Schedule of Intrinsic Value of Restricted Shares Outstanding and Vested (Detail) (Detail) - Restricted Stock [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Intrinsic Value of Restricted Shares, Outstanding	$ 12,165	$ 29,056	$ 34,981
Intrinsic Value of Restricted Shares, Vested	$ 4,439	$ 4,705	$ 8,159